STOCK OPTIONS (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	1 year 8 months 12 days
Risk-free interest rate	0.60%
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	90.90%	58.40%	58.40%	55.80%
Expected term (years)	1 year 10 months 24 days	3 years 4 months 24 days	3 years 4 months 24 days	3 years 6 months
Risk-free interest rate	0.76%	1.00%	1.00%	0.70%
Dividend yield	0.00%	0.00%	0.00%	0.00%